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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number  811-8979

                    The Victory Variable Insurance Funds
              (Exact name of registrant as specified in charter)

                   3435 Stelzer Road Columbus, OH       43219
             (Address of principal executive offices) (Zip code)

          BISYS Fund Services  3435 Stelzer Road  Columbus, OH  43219
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000

Date of fiscal year end:  12/31/04

Date of reporting period:  6/30/04

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)


June 30, 2004


Semi Annual Report

Diversified Stock Fund


Victory Variable
Insurance Funds
LOGO (R)

                        Table of Contents

Financial Statements

Schedule of Investments                                        2

Statement of Assets and Liabilities                            4

Statement of Operations                                        5

Statement of Changes in Net Assets                             6

Financial Highlights                                           7

Notes to Financial Statements                                  8


Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Variable Insurance Funds. The Victory Variable Insurance Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.


                             NOT FDIC INSURED
Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp
Bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

THE VICTORY VARIABLE INSURANCE FUNDS                  Schedule of Investments
Diversified Stock Fund                                          June 30, 2004
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                         Shares or
                                        Principal
Security Description                      Amount       Value

Commercial Paper (4.3%)

General Electric Capital Corp.,
   1.48%, 7/1/04                           $   986     $   986

Total Commercial Paper
  (Amortized Cost $986)                                    986

Common Stocks (95.8%)

Aerospace/Defense (5.0%):
Boeing Co.                                  17,400         889
Honeywell International, Inc.                7,200         264

                                                         1,153

Aluminum (2.3%):
Alcoa, Inc.                                 16,312         539

Automotive Parts (0.8%):
Delphi Corp.                                16,800         179

Banks (3.6%):
PNC Financial Services Group, Inc.          10,100         536
U.S. Bancorp                                10,700         295

                                                           831

Beverages (0.4%):
Anheuser-Busch Cos., Inc.                    1,700          92

Chemicals -- General (1.4%):
Air Products & Chemicals, Inc.               6,000         315

Computers & Peripherals (5.4%):
Apple Computer, Inc. (b)                    23,300         759
EMC Corp. (b)                               19,600         223
International Business Machines Corp.        3,000         264

                                                         1,246

E-Commerce & Services (2.5%):
Amazon.com, Inc. (b)                        10,400         566

Electronic & Electrical -- General (4.6%):
General Electric Co.                        32,700       1,059

Entertainment (2.9%):
Walt Disney Co.                             26,200         668

Environmental Control (2.4%):
Waste Management, Inc.                      17,700         543

Financial Services (3.7%):
Citigroup, Inc.                             13,600         632
MBNA Corp.                                   8,900         230

                                                           862

Food Distributors, Supermarkets
   & Wholesalers (1.5%):
Kroger Co. (b)                              18,900         344

Food Processing & Packaging (1.5%):
Sara Lee Corp.                              15,000         345

Forest Products --
   Lumber & Paper (1.0%):
International Paper Co.                      5,000         224

Health Care (1.2%):
Medtronic, Inc.                              5,700         278


Security Description                       Shares       Value

Insurance -- Multi-Line (5.4%):
American International Group, Inc.          10,224     $   729
Genworth Financial, Inc. (b)                 9,500         218
XL Capital Ltd.                              4,100         309

                                                         1,256

Internet Service Provider (2.1%):
Yahoo, Inc. (b)                             13,500         490

Media (3.7%):
Time Warner, Inc. (b)                       34,000         598
Viacom, Inc., Class B                        7,000         250

                                                           848

Oil & Gas Exploration,
   Production & Services (2.8%):
Transocean, Inc. (b)                         5,837         169
Unocal Corp.                                12,800         486

                                                           655

Oil -- Integrated Companies (4.6%):
BP PLC, ADR                                 19,800       1,061

Oilfield Services & Equipment (3.3%):
Halliburton Co.                              3,600         109
Schlumberger Ltd.                           10,200         648

                                                           757

Pharmaceuticals (9.7%):
Bristol-Myers Squibb Co.                    22,700         555
Gilead Sciences, Inc. (b)                    5,500         369
Johnson & Johnson                           10,700         595
Merck & Co., Inc.                            9,700         461
Pfizer, Inc.                                 7,700         264

                                                         2,244

Pipelines (0.5%):
El Paso Corp.                               15,900         125

Radio & Television (1.8%):
Comcast Corp., Class A
   Special Shares (b)                       14,878         417

Real Estate Investment Trusts (1.9%):
Equity Office Properties Trust              16,102         438

Retail -- Department Stores (1.2%):
Kohl's Corp. (b)                             6,793         287

Savings & Loans (0.4%):
Washington Mutual, Inc.                      2,594         100

Semiconductors (4.1%):
Intel Corp.                                 15,100         417
Texas Instruments, Inc.                     22,100         534

                                                           951

Software & Computer Services (6.0%):
Automatic Data Processing, Inc.             11,500         482
Microsoft Corp.                             31,900         911

                                                         1,393

Telecommunications -- Cellular (1.7%):
Vodafone Group PLC, ADR                     17,700         391

                 See notes to schedule of investments and notes to
                            financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS       Schedule of Investments--continued
Diversified Stock Fund                                          June 30, 2004
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                       Shares       Value

Telecommunications -- Equipment (1.6%):
Motorola, Inc.                              20,600     $   376

Transportation Services (2.2%):
FedEx Corp.                                  6,200         506

Utilities -- Electric (1.3%):
Dominion Resources, Inc.                     4,500         284
Duke Energy Corp.                            1,100          22

                                                           306

Utilities -- Telecommunications (1.3%):
SBC Communications, Inc.                    11,900         289

Total Common Stocks (Cost $19,796)                      22,134

Total Investments (Cost $20,782) (a) -- 100.1%          23,120

Liabilities in excess of other assets -- (0.1)%           (21)

NET ASSETS -- 100.0%                                   $23,099


Notes to Schedule of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                            Gross        Gross         Net
                         Unrealized   Unrealized   Unrealized
                        Appreciation Depreciation Appreciation

Diversified
  Stock Fund               $2,896       $(558)       $2,338

(b) Non-income producing securities.

ADR -- American Depositary Receipt

            See notes to schedule of investments and notes to
                           financial statements.

                                          Statement of Assets and Liabilities
The Victory Variable Insurance Funds                            June 30, 2004
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                   Diversified
                                                                      Stock
                                                                      Fund

ASSETS:
Investments, at value (Cost $20,782)                                $23,120
Cash                                                                     50
Interest and dividends receivable                                        42
Receivable from brokers for investments sold                            120
Receivable from affiliates                                               12
Prepaid expenses and other assets                                        24

         Total Assets                                                23,368

LIABILITIES:
Payable to brokers for investments purchased                            214
Accrued expenses and other payables
     Investment advisor fees                                              5
     Custodian fees                                                      --(a)
     Contract owner servicing fees                                       46
     12b-1 fees                                                           4

         Total Liabilities                                              269

NET ASSETS:
Capital                                                              22,092
Accumulated net investment income                                        18
Net unrealized appreciation from investments                          2,338
Accumulated net realized losses from investment transactions         (1,349)

         Net Assets                                                 $23,099

Outstanding units of beneficial interest (shares)                     2,212

Net asset value
     Offering and redemption price per share                        $ 10.44

(a) Rounds to less than $1,000.

                      See notes to financial statements.

                                                      Statement of Operations
The Victory Variable Insurance Funds   For the Six Months Ended June 30, 2004
(Amounts in Thousands)                                            (Unaudited)


                                                               Diversified
                                                                  Stock
                                                                  Fund

Investment Income:
Interest income                                                   $    2
Dividend income                                                      184

     Total Income                                                    186

Expenses:
Investment advisory fees                                              33
Administration fees                                                    5
Contract owner servicing fees                                         22
12b-1 fees                                                            25
Accounting fees                                                       24
Custodian fees                                                        15
Legal and audit fees                                                  27
Trustees' fees and expenses                                           23
Printing and other fees                                                5

     Total Expenses                                                  179

Expenses reimbursed by administrator                                 (15)

     Net Expenses                                                    164

Net Investment Income                                                 22

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                    1,253
Net change in unrealized depreciation of investments                (443)

Net realized/unrealized gains from investment transactions           810

Change in net assets resulting from operations                    $  832

                        See notes to financial statements.


The Victory Variable Insurance Funds       Statement of Changes in Net Assets
(Amounts in Thousands)


                                                                                             Diversified
                                                                                              Stock Fund

                                                                                       Six
                                                                                      Months               Year
                                                                                      Ended               Ended
                                                                                     June 30,           December 31,
                                                                                       2004                2003

                                                                                    (Unaudited)

Operations:
     Net investment income                                                          $    22              $    66
     Net realized gains from investment transactions                                  1,253                  674
     Net change in unrealized appreciation/depreciation of investments                 (443)               5,033

Change in net assets resulting from operations                                          832                5,773

Distributions to Shareholders:
     From net investment income                                                          (4)                 (67)

Change in net assets from distributions to shareholders                                  (4)                 (67)

Capital Transactions:
     Proceeds from shares issued                                                      1,802                  966
     Dividends reinvested                                                                 4                   67
     Cost of shares redeemed                                                         (1,750)              (1,330)

Change in net assets from capital transactions                                           56                 (297)

Change in net assets                                                                    884                5,409

Net Assets:
     Beginning of period                                                             22,215               16,806

     End of period                                                                  $23,099              $22,215

Share Transactions:
     Issued                                                                             177                  115
     Reinvested                                                                          --<F1>                8
     Redeemed                                                                          (173)                (161)

Change in Shares                                                                          4                  (38)

Accumulated net investment income                                                   $    18              $    --


<F1> Rounds to less than 1,000.



                        See notes to financial statements.


The Victory Variable Insurance Funds                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Diversified Stock Fund

                                                Six                                                                    Six
                                              Months        Year           Year          Year           Year          Months
                                               Ended        Ended          Ended         Ended          Ended         Ended
                                              June 30,    December 31,  December 31,   December 31,   December 31,  December 31,
                                               2004         2003           2002          2001           2000         1999<F2>

                                             (Unaudited)

Net Asset Value, Beginning of Period         $ 10.06      $  7.48       $  9.83        $  9.87        $ 10.07       $10.00

Investment Activities:
     Net investment income                      0.01         0.03          0.05           0.04           0.09         0.05
     Net realized and unrealized
       gains (losses) on investments            0.37         2.58         (2.35)         (0.01)         (0.20)        0.07

         Total from Investment Activities       0.38         2.61         (2.30)          0.03          (0.11)        0.12

Distributions
     Net investment income                        --<F3>    (0.03)        (0.05)         (0.04)         (0.09)       (0.05)
     Net realized gains                           --           --            --          (0.03)            --           --

         Total Distributions                      --        (0.03)        (0.05)         (0.07)         (0.09)       (0.05)

Net Asset Value, End of Period               $ 10.44      $ 10.06       $  7.48        $  9.83        $  9.87       $10.07

Total Return                                    3.80%<F4>   34.97%       (23.44)%         0.32%         (1.14)%       1.21%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $23,099      $22,215       $16,806        $20,431        $12,866       $4.001
Ratio of expenses to
   average net assets                           1.50%<F5>    1.50%         1.06%          1.00%          0.79%        0.78%<F5>
Ratio of net investment income
   to average net assets                        0.20%<F5>    0.35%         0.57%          0.43%          0.98%        1.30%<F5>
Ratio of expenses to
   average net assets<F1>                       1.64%<F5>    1.70%         1.38%          1.64%          2.76%        6.98%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>             0.06%<F5>    0.15%         0.25%         (0.21)%        (0.99)%      (4.90)%<F5>
Portfolio turnover                                48%          97%           86%            62%            50%          10%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.



                       See notes to financial statements.

                                                Notes to Financial Statements
The Victory Variable Insurance Funds                            June 30, 2004
                                                                  (Unaudited)


1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds. The accompanying financial statements and financial highlights are those of the Diversified Stock Fund (the "Fund"). The Diversified Stock Fund offers a single class of shares: Class A Shares.

     The Diversified Stock Fund seeks to provide long-term growth of capital.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of it's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

     Securities Transactions and Related Income:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Adviser. Under the agreement, the Trust, along with another affiliated Trust, the Victory Portfolios, may borrow up to $200 million, at a maximum rate of 5.00% of any single fund's net assets. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this commitment fee.

     There were no loans outstanding as of June 30, 2004.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

                                   Continued

The Victory Variable Insurance Funds                           June 30, 2004
                                                                 (Unaudited)


     Federal Income Taxes:

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis.

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2004 were as follows (amounts in thousands):


                                        Purchases         Sales            Purchases           Sales
                                      (excluding U.S.  (excluding U.S.       of U.S.           of U.S.
                                        Government      Government         Government        Government
                                       Securities)      Securities)        Securities        Securities

     Diversified Stock Fund           $10,243           $11,037            $--               $--


4.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.30% of the average daily net assets of the Fund. Key Bank National Association, serving as custodian for the Fund, receives custodian fees of 0.018% of the Fund's average daily net assets in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator to the Fund. Certain officers and Trustees of the Trust are affiliated with BISYS and/or the Adviser. Such officers and Trustees receive no direct payments or fees from the Fund for serving as officers or Trustees of the Trust.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.05% of the Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective March 1, 2004, of the Fund's average daily net assets to perform some of the administrative duties of the Fund.

     BISYS Ohio also serves the Fund as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     Victory Capital Advisers, Inc. (the "Distributor") serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Fund's distributor prior to March 1, 2004.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of the Fund at a maximum of 1.50% until at least April 30, 2005. Additional fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios.

                                  PROXY VOTING:

     The Board of Trustees of the Fund have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-539-3863, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

     The above information is unaudited.

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                                       11

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                                       12

Victory Variable
Insurance Funds
LOGO (R)


Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

                                                             1AR-VVIDSF  8/04

June 30, 2004


Semi Annual Report

Investment Quality Bond Fund


Victory Variable
Insurance Funds
LOGO (R)

                  Table of Contents

Financial Statements

Schedule of Investments                             2

Statement of Assets and Liabilities                 3

Statement of Operations                             4

Statement of Changes in Net Assets                  5

Financial Highlights                                6

Notes to Financial Statements                       7


Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Variable Insurance Funds. The Victory Variable Insurance Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

                               NOT FDIC INSURED
Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp Bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

THE VICTORY VARIABLE INSURANCE FUNDS              Schedule of Investments
Investment Quality Bond Fund                                June 30, 2004
(Amounts in Thousands)                                        (Unaudited)

                                           Principal
Security Description                         Amount       Value

Commercial Paper (5.2%)

General Electric Capital Corp.,
   1.48%, 7/1/04                              $107      $  107

Total Commercial Paper
  (Amortized Cost $107)                                    107


U.S. Government Agencies (56.5%)

Federal Farm Credit Bank (4.9%):
3.88%, 2/1/05                                  100         101

Federal Home Loan Bank (21.6%):
2.50%, 3/15/06                                 175         175
2.75%, 3/14/08                                 175         169
2.63%, 7/15/08                                 100          95

                                                           439

Federal Home Loan
   Mortgage Corp. (9.6%):
7.00%, 3/15/10                                  80          90
5.75%, 1/15/12                                 100         106

                                                           196

Federal National Mortgage
   Association (9.9%):
7.00%, 7/15/05                                  70          73
7.25%, 1/15/10                                  19          22
6.00%, 5/15/11                                 100         107

                                                           202

Tennessee Valley Authority (10.5%):
6.38%, 6/15/05                                 105         109
5.63%, 1/18/11                                 100         105

                                                           214

Total U.S. Government Agencies (Cost $1,141)             1,152


U.S. Government Mortgage Backed (0.2%)

Federal Home Loan
   Mortgage Corp. (0.1%):
7.00%, 7/1/29                                    2           2

Federal National Mortgage
   Association (0.1%):
10.50%, 1/1/09                                   2           3

Total U.S. Government
  Mortgage Backed (Cost $4)                                  5


                                           Principal
Security Description                         Amount       Value

U.S. Treasury Obligations (34.1%)

U.S. Treasury Bonds (15.0%):
7.50%, 11/15/16                               $ 27      $   33
8.75%, 8/15/20                                  36          50
8.00%, 11/15/21                                 20          26
5.38%, 2/15/31                                 195         197

                                                           306

U.S. Treasury Notes (19.1%):
5.88%, 11/15/04                                 85          86
5.75%, 11/15/05                                 25          26
7.00%, 7/15/06                                  60          65
3.50%, 11/15/06                                 12          12
6.00%, 8/15/09                                  37          41
4.88%, 2/15/12                                 155         160

                                                           390

Total U.S. Treasury Obligations (Cost $672)                696

Total Investments (Cost $1,924) (a) -- 96.0%             1,960

Other assets in excess of liabilities -- 4.0%               81

NET ASSETS -- 100.0%                                    $2,041


Notes to Schedule of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                            Gross        Gross         Net
                         Unrealized   Unrealized   Unrealized
                        Appreciation Depreciation Appreciation

Investment Quality
  Bond Fund                  $45         $(9)          $36


                See notes to schedule of investments and notes
                          to financial statements.

                                          Statement of Assets and Liabilities
The Victory Variable Insurance Funds                            June 30, 2004
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                  Investment
                                                                    Quality
                                                                   Bond Fund

ASSETS:
Investments, at value (Cost $1,924)                                 $1,960
Cash                                                                    50
Interest and dividends receivable                                       28
Receivable from affiliates                                              10

         Total Assets                                                2,048

LIABILITIES:
Accrued expenses and other payables
     Custodian fees                                                      1
     Contract owner servicing fees                                       5
     12b-1 fees                                                         --(a)
     Other                                                               1

         Total Liabilities                                               7

NET ASSETS:
Capital                                                              2,014
Accumulated net investment income                                        1
Net unrealized appreciation from investments                            36
Accumulated net realized losses from investment transactions           (10)

         Net Assets                                                 $2,041

Outstanding units of beneficial interest (shares)                      203

Net asset value
     Offering and redemption price per share                        $10.07

(a) Rounds to less than $1,000.

                      See notes to financial statements.

                                                      Statement of Operations
The Victory Variable Insurance Funds   For the Six Months Ended June 30, 2004
(Amounts in Thousands)                                            (Unaudited)


                                                                   Investment
                                                                     Quality
                                                                    Bond Fund

Investment Income:
Interest income                                                       $ 42

     Total Income                                                       42

Expenses:
Investment advisory fees                                                 2
Administration fees                                                      1
Contract owner servicing fees                                            2
12b-1 fees                                                               3
Accounting fees                                                         20
Custodian fees                                                           4
Legal and audit fees                                                     3
Trustees' fees and expenses                                              2
Printing and other fees                                                  1

     Total Expenses                                                     38

Expenses reduced by adviser                                             (2)

     Expenses before reimbursement from administrator                   36
     Expenses reimbursed by administrator                              (19)

     Net Expenses                                                       17

Net Investment Income                                                   25

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                         --
Net change in unrealized depreciation of investments                   (44)

Net realized/unrealized losses from investment transactions            (44)

Change in net assets resulting from operations                        $(19)

                      See notes to financial statements.


The Victory Variable Insurance Funds        Statement of Changes in Net Assets
(Amounts in Thousands)

                                                                      Investment Quality
                                                                          Bond Fund

                                                                    Six
                                                                   Months                Year
                                                                   Ended                Ended
                                                                  June 30,           December 31,
                                                                    2004                2003

                                                                 (Unaudited)

Operations:
     Net investment income                                       $   25              $   52
     Net realized gains from investment transactions                 --                  16
     Net change in unrealized depreciation of investments           (44)                (49)

Change in net assets resulting from operations                      (19)                 19

Distributions to Shareholders:
     From net investment income                                     (24)                (63)
     From net realized gains from investment transactions            --                  (1)

Change in net assets from distributions to shareholders             (24)                (64)

Capital Transactions:
     Proceeds from shares issued                                     --                  36
     Dividends reinvested                                            24                  64
     Cost of shares redeemed                                        (46)               (192)

Change in net assets from capital transactions                      (22)                (92)

Change in net assets                                                (65)               (137)

Net Assets:
     Beginning of period                                          2,106               2,243

     End of period                                               $2,041              $2,106

Share Transactions:
     Issued                                                          --                   3
     Reinvested                                                       2                   6
     Redeemed                                                        (4)                (18)

Change in Shares                                                     (2)                 (9)

Accumulated net investment income                                $    1              $   --


                      See notes to financial statements.


The Victory Variable Insurance Funds                     Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                           Investment Quality Bond Fund

                                                 Six                                                                      Six
                                                Months           Year          Year           Year           Year        Months
                                                Ended           Ended         Ended          Ended          Ended        Ended
                                               June 30,        December 31,  December 31,   December 31,  December 31, December 31,
                                                 2004            2003          2002           2001           2000        1999<F2>

                                              (Unaudited)

Net Asset Value, Beginning of Period            $10.28         $10.49        $10.34         $10.24         $ 9.80      $10.00

Investment Activities:
     Net investment income                        0.12           0.24          0.35           0.49           0.59        0.24
     Net realized and unrealized
       gains (losses) on investments             (0.21)         (0.15)         0.58           0.16           0.46       (0.22)

         Total from Investment Activities        (0.09)          0.09          0.93           0.65           1.05        0.02

Distributions
     Net investment income                       (0.12)         (0.29)        (0.42)         (0.49)         (0.61)      (0.22)
     Net realized gains                             --          (0.01)        (0.36)         (0.06)            --          --

         Total Distributions                     (0.12)         (0.30)        (0.78)         (0.55)         (0.61)      (0.22)

Net Asset Value, End of Period                  $10.07         $10.28        $10.49         $10.34         $10.24      $ 9.80

Total Return                                     (0.91)%<F3>     0.87%         9.20%          6.49%         11.02%       0.21%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)               $2,041         $2,106        $2,243         $2,327         $2,269      $1,729
Ratio of expenses to
   average net assets                             1.60%<F4>      1.60%         1.29%          1.00%          0.64%       0.60%<F4>
Ratio of net investment income
   to average net assets                          2.41%<F4>      2.34%         3.24%          4.65%          6.09%       5.41%<F4>
Ratio of expenses to
   average net assets<F1>                         3.58%<F4>      3.45%         2.94%          3.27%          5.38%       8.90%<F4>
Ratio of net investment income
   to average net assets<F1>                      0.43%<F4>      0.49%         1.59%          2.38%          1.35%      (2.89)%<F4>
Portfolio turnover                                   0%            43%           39%            72%           288%        191%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Variable Insurance Funds                            June 30, 2004
                                                                  (Unaudited)


1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds. The accompanying financial statements and financial highlights are those of the Investment Quality Bond Fund (the "Fund"). The Investment Quality Bond Fund offers a single class of shares: Class A Shares.

     The Investment Quality Bond Fund seeks to provide a high level of income.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.


2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of it's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

     Securities Transactions and Related Income:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Adviser. Under the agreement, the Trust, along with another affiliated Trust, the Victory Portfolios, may borrow up to $200 million, at a maximum rate of 5.00% of any single fund's net assets. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this commitment fee.

     There were no loans outstanding as of June 30, 2004.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

                                  Continued

The Victory Variable Insurance Funds                            June 30, 2004
(Unaudited)


     Federal Income Taxes:

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis.


3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2004 were as follows (amounts in thousands):


                                              Purchases          Sales           Purchases          Sales
                                           (excluding U.S.  (excluding U.S.       of U.S.          of U.S.
                                             Government       Government        Government       Government
                                            Securities)       Securities)       Securities       Securities

     Investment Quality Bond Fund              $--               $--              $--               $27



4.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.20% of the average daily net assets of the Fund. Key Bank National Association, serving as custodian for the Fund, receives custodian fees of 0.018% of the Fund's average daily net assets in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator to the Fund. Certain officers and Trustees of the Trust are affiliated with BISYS and/or the Adviser. Such officers and Trustees receive no direct payments or fees from the Fund for serving as officers or Trustees of the Trust.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.05% of the Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective March 1, 2004, of the Fund's average daily net assets to perform some of the administrative duties of the Fund.

     BISYS Ohio also serves the Fund as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     Victory Capital Advisers, Inc. (the "Distributor") serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Fund's distributor prior to March 1, 2004.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of the Fund at a maximum of 1.60% until at least April 30, 2005. Additional fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios.

                                PROXY VOTING:

     The Board of Trustees of the Fund have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-539-3863, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

     The above information is unaudited.

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                                      10

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                                      11

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                                      12

Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

                                                              1AR-VVIIQB 8/04

June 30, 2004


Semi Annual Report

Small Company Opportunity Fund


Victory Variable
Insurance Funds
LOGO (R)

                      Table of Contents

Financial Statements

Schedule of Investments                               2

Statement of Assets and Liabilities                   5

Statement of Operations                               6

Statement of Changes in Net Assets                    7

Financial Highlights                                  8

Notes to Financial Statements                         9



Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Variable Insurance Funds. The Victory Variable Insurance Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

                              NOT FDIC INSURED
Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp Bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

THE VICTORY VARIABLE INSURANCE FUNDS      Schedule of Investments
Small Company Opportunity Fund                      June 30, 2004
(Amounts in Thousands, Except Shares)                 (Unaudited)


                                          Shares or
                                          Principal
Security Description                        Amount       Value


Commercial Paper (3.8%)

General Electric Capital Corp.,
   1.48%, 7/1/04                            $  157      $  157

Total Commercial Paper
  (Amortized Cost $157)                                    157


Common Stocks (94.7%)

Aerospace/Defense Equipment (0.5%):
Teledyne Technologies, Inc. (b)              1,100          22

Aluminum (0.4%):
Century Aluminum Co. (b)                       600          15

Apparel (1.4%):
Warnaco Group, Inc. (b)                      2,700          57

Apparel & Footwear (1.0%):
Timberland Co. (b)                             654          42

Automotive (0.3%):
Oshkosh Truck Corp.                            250          14

Automotive Parts (0.0%):
BorgWarner, Inc.                                50           2

Banks (5.1%):
Chemical Financial Corp.                     1,145          42
Chittenden Corp.                             1,131          40
Corus Bankshares, Inc.                         800          33
R&G Financial Corp.                            900          30
Texas Regional Bancshares, Inc., Class A       500          23
UMB Financial Corp.                            750          39

                                                           207

Beverages (0.6%):
Boston Beer Co., Inc., Class A (b)           1,212          24

Building Materials (2.9%):
ABM Industries, Inc.                         2,900          56
Genlyte Group, Inc. (b)                        700          44
USG Corp. (b)                                1,000          18

                                                           118

Chemicals (2.2%):
Albemarle Corp.                                600          19
Arch Chemicals, Inc.                         1,135          33
Cabot Corp.                                  1,000          40

                                                            92

Coal (0.8%):
Peabody Energy Corp.                           600          34
Commercial Services (3.3%):
Discovery Partners International,Inc. (b)    3,200          16
G & K Services, Inc.                         1,200          49
National Processing, Inc. (b)                  800          23
NCO Group, Inc. (b)                            800          21
PRG-Schultz International, Inc. (b)          4,500          25

                                                           134


Security Description                        Shares       Value

Computers & Peripherals (1.7%):
Agilysys, Inc.                               1,100      $   15
Avocent Corp. (b)                              664          24
Imation Corp.                                  700          30

                                                            69

Construction (0.4%):
Granite Construction, Inc.                   1,000          18

Consulting Services (1.0%):
Maximus, Inc. (b)                            1,150          41

Consumer Products (0.8%):
American Greetings Corp., Class A (b)        1,474          34

Distribution/Wholesale (1.3%):
Owens & Minor, Inc.                            800          21
United Stationers, Inc. (b)                    850          33

                                                            54

Electronics (2.8%):
Methode Electronics, Inc., Class A           2,812          36
Stoneridge, Inc. (b)                         1,400          24
Technitrol, Inc. (b)                         1,500          33
Woodhead Industries, Inc.                    1,300          20

                                                           113

Energy (0.8%):
Headwaters, Inc. (b)                         1,200          31

Entertainment (1.0%):
Argosy Gaming Co. (b)                        1,100          41

Food Distributors, Supermarkets
   & Wholesalers (1.7%):
Pathmark Stores, Inc. (b)                    3,400          26
Ruddick Corp.                                1,900          43

                                                            69

Food Processing & Packaging (2.5%):
Corn Products International, Inc.              886          41
J & J Snack Foods Corp. (b)                    750          31
M & F Worldwide Corp. (b)                    2,200          30

                                                           102

Health Care (1.2%):
Coventry Health Care, Inc. (b)                 511          25
Sunrise Senior Living, Inc. (b)                625          24

                                                            49

Heavy Machinery (1.9%):
Joy Global, Inc.                             1,400          42
Terex Corp. (b)                              1,000          34

                                                            76

Home Building (0.4%):
Meritage Corp. (b)                             250          17

Hotels & Motels (0.7%):
Marcus Corp.                                 1,700          29

Instruments -- Scientific (1.3%):
Molecular Devices Corp. (b)                  1,100          20
Varian, Inc. (b)                               850          35

                                                            55


   See notes to schedule of investments and notes to financial statements.

Small Company Opportunity Fund                                June 30, 2004
(Amounts in Thousands, Except Shares)                           (Unaudited)


Security Description                        Shares       Value

Insurance (10.4%):
Alfa Corp.                                   3,200      $   45
AmerUs Group Co.                             1,100          46
Commerce Group, Inc.                           800          39
Delphi Financial Group, Inc.                 1,275          58
Max Re Capital Ltd.                            900          18
Odyssey Re Holdings Corp.                    1,700          41
PXRE Group Ltd.                                800          20
State Auto Financial Corp.                   1,270          39
Triad Guaranty, Inc. (b)                       401          23
UICI (b)                                     2,100          50
United Fire & Casualty Co.                     400          23
Universal American Financial Corp. (b)       1,728          19

                                                           421

Machine -- Diversified (3.8%):
Briggs & Stratton Corp.                        350          31
Flowserve Corp. (b)                          1,700          43
Gardner Denver, Inc. (b)                     1,200          33
Global Power Equipment Group, Inc. (b)       2,500          20
Manitowoc Co., Inc.                            900          30

                                                           157

Manufacturing -- Miscellaneous (4.8%):
Acuity Brands, Inc.                          1,500          41
AptarGroup, Inc.                             1,300          58
ESCO Technologies, Inc. (b)                    700          37
Griffon Corp. (b)                              835          19
Matthews International Corp.                 1,314          43

                                                           198

Media (1.9%):
Liberty Corp.                                  675          31
Macrovision Corp. (b)                        1,100          28
Media General, Inc., Class A                   300          19

                                                            78

Medical Equipment & Supplies (2.7%):
CONMED Corp. (b)                               700          19
Haemonetics Corp. (b)                        1,439          44
Ocular Sciences, Inc. (b)                      800          30
Osteotech, Inc. (b)                          3,000          19

                                                           112

Metals -- Fabrication (2.1%):
CIRCOR International, Inc.                   2,023          41
Kaydon Corp.                                   700          22
Quanex Corp.                                   450          22

                                                            85

Networking Products (1.0%):
Anixter International, Inc.                    600          20
Hypercom Corp. (b)                           2,700          23

                                                            43

Office Equipment & Supplies (2.1%):
Global Imaging Systems, Inc. (b)             1,200          44
John H. Harland Co.                          1,500          44

                                                            88


Security Description                        Shares       Value

Oil & Gas Exploration,
   Production & Services (5.1%):
Cabot Oil & Gas Corp.                        1,100      $   48
Denbury Resources, Inc. (b)                  2,300          49
Houston Exploration Co. (b)                    800          41
Remington Oil & Gas Corp. (b)                  600          14
St. Mary Land & Exploration Co.                400          14
Stone Energy Corp. (b)                         900          41

                                                           207

Oilfield Services & Equipment (2.0%):
RPC, Inc.                                    2,300          37
Tetra Technologies, Inc. (b)                   900          24
Veritas DGC, Inc. (b)                          876          20

                                                            81

Packaging & Containers (0.6%):
Chesapeake Corp.                               864          23

Pharmaceuticals (0.9%):
Perrigo Co.                                  1,900          36

Real Estate Investment Trusts (4.5%):
Brandywine Realty Trust                      1,100          30
CBL & Associates Properties, Inc.              550          30
LaSalle Hotel Properties                       900          22
LTC Properties, Inc.                         1,400          23
National Health Investors, Inc.                800          22
Parkway Properties, Inc.                       700          31
PS Business Parks, Inc.                        701          28

                                                           186

Restaurants (0.7%):
Lone Star Steakhouse & Saloon, Inc.          1,000          27

Retail --  Department Stores (0.5%):
Stage Stores, Inc. (b)                         500          19

Retail -- Discount (0.7%):
ShopKo Stores, Inc. (b)                      1,900          27

Retail --  Specialty Stores (0.5%):
Party City Corp. (b)                         1,800          22

Rubber & Rubber Products (1.0%):
Bandag, Inc.                                   900          40

Savings & Loans (0.5%):
ITLA Capital Corp. (b)                         550          22

Semiconductors (1.5%):
DSP Group, Inc. (b)                            700          19
Siliconix, Inc. (b)                            300          15
Standard Microsystems Corp. (b)              1,100          26

                                                            60

Software & Computer Services (3.2%):
Inter-Tel, Inc.                                954          24
TALX Corp.                                     829          20
THQ, Inc. (b)                                2,000          46
Tier Technologies, Inc. (b)                  2,615          25
Transaction Systems Architects, Inc. (b)       700          15

                                                           130


   See notes to schedule of investments and notes to financial statements.

Small Company Opportunity Fund                                June 30, 2004
(Amounts in Thousands, Except Shares)                           (Unaudited)


Security Description                        Shares       Value

Telecommunications (0.5%):
Commonwealth Telephone
   Enterprises, Inc. (b)                       500      $   22

Telecommunications --  Equipment (0.4%):
Tollgrade Communications, Inc. (b)           1,700          18

Transportation Services (2.2%):
Pacer International, Inc. (b)                1,000          19
SCS Transportation, Inc. (b)                   800          21
Stelmar Shipping Ltd.                          751          25
Werner Enterprises, Inc.                     1,300          27

                                                            92

Utilities -- Electric (2.0%):
Black Hills Corp.                            1,537          49
Cleco Corp.                                  1,800          32

                                                            81

Utilities -- Natural Gas (1.1%):
Energen Corp.                                  950          46

Total Common Stocks (Cost $3,044)                        3,880

Total Investments (Cost $3,201) (a) -- 98.5%            4,037

Other assets in excess of liabilities -- 1.5%              61

NET ASSETS -- 100.0%                                   $4,098


Notes to Schedule of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                            Gross           Gross            Net
                         Unrealized      Unrealized      Unrealized
                        Appreciation    Depreciation    Appreciation

Small Company
  Opportunity Fund          $889            $(53)           $836

(b) Non-income producing securities.


   See notes to schedule of investments and notes to financial statements.

                                           Statement of Assets and Liabilities
The Victory Variable Insurance Funds                             June 30, 2004
(Amounts in Thousands, Except Per Share Amounts)                   (Unaudited)


                                                                 Small Company
                                                                  Opportunity
                                                                     Fund

ASSETS:
Investments, at value (Cost $3,201)                                  $4,037
Cash                                                                     50
Interest and dividends receivable                                         2
Receivable from affiliates                                               14
Prepaid expenses and other assets                                         4

         Total Assets                                                 4,107

LIABILITIES:
Accrued expenses and other payables
     Contract owner servicing fees                                        8
     12b-1 fees                                                           1
     Other                                                               --(a)

         Total Liabilities                                                9

NET ASSETS:
Capital                                                               2,735
Accumulated net investment (loss)                                        (4)
Net unrealized appreciation from investments                            836
Accumulated net realized gains from investment transactions             531

         Net Assets                                                  $4,098

Outstanding units of beneficial interest (shares)                       266

Net asset value
     Offering and redemption price per share                         $15.39


(a) Rounds to less than 1,000.


                      See notes to financial statements.

                                                       Statement of Operations
The Victory Variable Insurance Funds    For the Six Months Ended June 30, 2004
(Amounts in Thousands)                                             (Unaudited)


                                                                Small Company
                                                                 Opportunity
                                                                     Fund

Investment Income:
Interest income                                                        $  1
Dividend income                                                          24

     Total Income                                                        25

Expenses:
Investment advisory fees                                                  6
Administration fees                                                       1
Contract owner servicing fees                                             4
12b-1 fees                                                                4
Accounting fees                                                          24
Custodian fees                                                           10
Legal and audit fees                                                      5
Trustees' fees and expenses                                               4
Printing and other fees                                                   1

     Total Expenses                                                      59

Expenses reduced by adviser                                              (6)

     Expenses before reimbursement from administrator                    53
     Expenses reimbursed by administrator                               (24)

     Net Expenses                                                        29

Net Investment (Loss)                                                    (4)

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions                         410
Net change in unrealized appreciation of investments                     28

Net realized/unrealized gains from investment transactions              438

Change in net assets resulting from operations                         $434


                      See notes to financial statements.

The Victory Variable Insurance Funds        Statement of Changes in Net Assets
(Amounts in Thousands)

                                                            Small Company
                                                          Opportunity Fund

                                                        Six
                                                      Months           Year
                                                       Ended           Ended
                                                     June 30,      December 31,
                                                       2004            2003
                                                   (Unaudited)

Operations:
     Net investment (loss)                           $   (4)         $   (7)
     Net realized gains from
       investment transactions                          410             181
     Net change in unrealized
       appreciation of investments                       28             715

Change in net assets resulting from operations          434             889

Distributions to Shareholders:
     From net investment income                          --              (1)

Change in net assets from distributions
     to shareholders                                     --              (1)

Capital Transactions:
     Proceeds from shares issued                          6             228
     Dividends reinvested                                --               1
     Cost of shares redeemed                            (92)           (154)

Change in net assets from capital transactions          (86)             75

Change in net assets                                    348             963

Net Assets:
     Beginning of period                              3,750           2,787

     End of period                                   $4,098          $3,750

Share Transactions:
     Issued                                              --(a)           21
     Reinvested                                          --             -- (a)
     Redeemed                                            (6)            (14)

Change in Shares                                         (6)              7

Accumulated net investment (loss)                    $   (4)         $   --


(a) Rounds to less than 1,000.


                      See notes to financial statements.


The Victory Variable Insurance Funds                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                        Small Company Opportunity Fund

                                               Six                                                                       Six
                                             Months          Year          Year           Year           Year           Months
                                              Ended          Ended         Ended          Ended          Ended          Ended
                                            June 30,     December 31,  December 31,   December 31,   December 31,    December 31,
                                              2004           2003          2002           2001           2000           1999<F2>
                                          (Unaudited)

Net Asset Value, Beginning of Period        $13.77         $10.54        $11.14         $11.91         $ 9.90         $10.00

Investment Activities:
     Net investment income (loss)            (0.01)         (0.02)         0.03           0.03           0.06           0.03
     Net realized and unrealized
       gains (losses) on investments          1.63           3.25         (0.60)         (0.77)          2.01          (0.08)

         Total from Investment
            Activities                        1.62           3.23         (0.57)         (0.74)          2.07          (0.05)

Distributions
     Net investment income                      --             --<F3>     (0.03)         (0.03)         (0.06)         (0.03)
     Return of capital                          --             --            --             --             --          (0.02)

         Total Distributions                    --             --         (0.03)         (0.03)         (0.06)         (0.05)

Net Asset Value, End of Period              $15.39         $13.77        $10.54         $11.14         $11.91         $ 9.90

Total Return                                 11.76%<F4>     30.70%        (5.15)%        (6.21)%        20.97%         (0.43)%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)           $4,098         $3,750        $2,787         $2,725         $2,336         $1,369
Ratio of expenses to
   average net assets                         1.50%<F5>      1.50%         1.19%          0.99%          0.77%          0.75%<F5>
Ratio of net investment income
   to average net assets                     (0.22)%<F5>    (0.21)%        0.27%          0.27%          0.59%          0.72%<F5>
Ratio of expenses to
   average net assets<F1>                     3.05%<F5>      3.17%         3.05%          3.50%          5.02%          9.63%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>          (1.77)%<F5>    (1.88)%       (1.59)%        (2.24)%        (3.66)%        (8.16)%<F5>
Portfolio turnover                              39%            55%           57%            47%            34%             9%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.




                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Variable Insurance Funds                            June 30, 2004
                                                                  (Unaudited)


1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds. The accompanying financial statements and financial highlights are those of the Small Company Opportunity Fund (the "Fund"). The Small Company Opportunity Fund offers a single class of shares: Class A Shares.

     The Small Company Opportunity Fund seeks to provide capital appreciation.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of it's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

     Securities Transactions and Related Income:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Adviser. Under the agreement, the Trust, along with another affiliated Trust, the Victory Portfolios, may borrow up to $200 million, at a maximum rate of 5.00% of any single fund's net assets. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this commitment fee.

     There were no loans outstanding as of June 30, 2004.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.


                                  Continued

The Victory Variable Insurance Funds                             June 30, 2004
                                                                   (Unaudited)


     Federal Income Taxes:

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis.

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2004 were as follows (amounts in thousands):


                          Purchases        Sales        Purchases     Sales
                       (excluding U.S. (excluding U.S.   of U.S.      of U.S.
                         Government     Government     Government   Government
                        Securities)     Securities)    Securities   Securities

     Small Company
      Opportunity Fund     $1,463         $1,684          $--          $--


4.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.30% of the average daily net assets of the Fund. Key Bank National Association, serving as custodian for the Fund, receives custodian fees of 0.018% of the Fund's average daily net assets in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator to the Fund. Certain officers and Trustees of the Trust are affiliated with BISYS and/or the Adviser. Such officers and Trustees receive no direct payments or fees from the Fund for serving as officers or Trustees of the Trust.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.05% of the Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective March 1, 2004, of the Fund's average daily net assets to perform some of the administrative duties of the Fund.

     BISYS Ohio also serves the Fund as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     Victory Capital Advisers, Inc. (the "Distributor") serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Fund's distributor prior to March 1, 2004.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of the Fund at a maximum of 1.50% until at least April 30, 2005. Additional fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios.

                                PROXY VOTING:

     The Board of Trustees of the Fund have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-539-3863, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

     The above information is unaudited.

                   This page is intentionally left blank.

Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com



                                                              1AR-VVISCO  8/04

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable - only for annual reports.


     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
(f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.



Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

        (i) Has at least one audit committee financial expert serving on its audit committee; or

        (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2)  If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

         (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

         (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3)  If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.



Item 6. Schedule of Investments.

     File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.



Item 9. Submission of Matters to a Vote of Security Holders.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.



Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.


     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.


     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Victory Variable Insurance Funds


By    /s/ Adam S. Ness
      -----------------------
      Adam S. Ness, Treasurer

Date  August 26, 2004




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /s/ Kathleen A. Dennis
      -----------------------------
      Kathleen A. Dennis, President

Date  August 26, 2004


By    /s/ Adam S. Ness
      -----------------------
      Adam S. Ness, Treasurer

Date  August 26, 2004